Sales	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
Sales

17. Sales

The Company's revenue is mainly generated from vaccine sales, and the revenues by market type are as follows:

	For the year ended December 31,
	2025	2024	2023
Sales
Chinese Mainland Public Market	$24,998	$50,362	$46,481
Chinese Mainland Private Market	236,186	246,641	356,476
Export	124,829	64,371	67,213
Total Sales	$386,013	$361,374	$470,170

Sales from Chinese Mainland Public Market and Chinese Mainland Private Market is mainly generated from Centers for Disease Control ("CDCs") vaccine procurement in China, while export market revenue is mainly generated from sales to the global vaccine alliance and national procurement agency.

Net product sales are recognized net of provisions for sales returns. As of December 31, 2025, sales return accrued liabilities of the Company's vaccine products were $37,317 (2024 - $35,095). For the years ended December 31, 2025, 2024 and 2023, the Company recorded $31,575, $28,841 and $61,721 of provisions for sales returns as reductions to gross product sales related to variable consideration, respectively.

During the years ended December 31, 2025 and 2024, changes in the Company's current deferred revenue were as follows:

	For the year ended December 31,
	2025	2024
Balance at the beginning of the year	$12,211	$27,049
Additions	5,270	6,183
Deductions	(6,216)	(21,021)
Balance at the end of the year	$11,265	$12,211

During the year ended December 31, 2024, deduction from current deferred revenue resulted from the recognition of advances received from customers as revenue in the amount of $2,623, and from refunds of advances to customers due to sales return in the amount of $18,398. During the year ended December 31, 2025, deduction from current deferred revenue resulted from the recognition of advances received from customers as revenue in the amount of $3,910, and from refunds of advances to customers due to sales return in the amount of $2,306.

During the year ended December 31, 2025 and 2024, additions are mainly due to new advances from Chinese Mainland Public Market and export markets.